Business Restructuring and Cost Reduction Actions	12 Months Ended
Sep. 30, 2016
Restructuring Charges [Abstract]
Business Restructuring and Cost Reduction Actions
5.  BUSINESS RESTRUCTURING AND COST REDUCTION ACTIONS
The charges we record for business restructuring and cost reduction actions have been excluded from segment operating income.
Cost Reduction Actions
In fiscal year 2016, we recognized an expense of $34.5 ($24.7 after-tax, or $.11 per share) for severance and other benefits related to cost reduction actions which resulted in the elimination of approximately 610 positions. The expenses related primarily to the Industrial Gases – Americas and the Industrial Gases – EMEA segments.
The following table summarizes the carrying amount of the accrual for cost reduction actions at 30 September 2016:

Severance and Other Benefits
2016 Charge	$34.5
Amount reflected in pension liability	(.9)
Cash expenditures	(21.6)
Currency translation adjustment	.3
30 September 2016	$12.3

Business Realignment and Reorganization
On 18 September 2014, we announced plans to reorganize the Company, including realignment of our businesses in new reporting segments and other organizational changes, effective as of 1 October 2014. As a result of this reorganization, we incurred severance and other charges.
In fiscal year 2015, we recognized an expense of $180.1 ($132.9 after-tax, or $.61 per share). Severance and other benefits totaled $131.5 and related to the elimination of approximately 1,700 positions. Asset and associated contract actions totaled $48.6 and related primarily to a plant shutdown in the Corporate and other segment and the exit of a product line within the Industrial Gases – Global segment. The 2015 charges related to the segments as follows: $31.7 in Industrial Gases – Americas, $52.2 in Industrial Gases – EMEA, $10.3 in Industrial Gases – Asia, $37.0 in Industrial Gases – Global, and $48.9 in Corporate and other.
During the fourth quarter of 2014, an expense of $11.1 ($7.2 after-tax, or $.03 per share) was incurred relating to the elimination of approximately 40 positions. The 2014 charge related to the segments as follows: $2.9 in Industrial Gases – Americas, $3.1 in Industrial Gases – EMEA, $1.5 in Industrial Gases – Asia, $1.5 in Industrial Gases – Global, and $2.1 in Corporate and other.
The following table summarizes the carrying amount of the accrual for the business realignment and reorganization at 30 September 2016:

	Severance and Other Benefits	Asset Actions/Other	Total
2014 Charge	$11.1	$—	$11.1
Cash expenditures	(1.7)	—	(1.7)
30 September 2014	$9.4	$—	$9.4
2015 Charge	131.5	48.6	180.1
Amount reflected in pension liability	(11.2)	—	(11.2)
Noncash expenses	—	(40.2)	(40.2)
Cash expenditures	(100.3)	(1.2)	(101.5)
Currency translation adjustment	(.4)	—	(.4)
30 September 2015	$29.0	$7.2	$36.2
Cash expenditures	(28.6)	(3.8)	(32.4)
Currency translation adjustment	(.4)	—	(.4)
30 September 2016	$—	$3.4	$3.4